Pension and Postretirement Plans (Accumulated Other Comprehensive Income) (Details 7) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net amount	$ (334,536)	$ (170,830)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial (gain) loss	(461,779)	(285,304)
Unrecognized prior service cost	270	365
Gross amount	(461,509)	(284,939)
Deferred tax liability (asset)	124,607	113,976
Net amount	(336,902)	(170,963)
Supplemental Executive Retirement Plan (SERP) [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial (gain) loss	27,225	24,958
Unrecognized prior service cost	320	775
Gross amount	27,545	25,733
Deferred tax liability (asset)	(7,437)	(10,293)
Net amount	20,108	15,440
Other Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial (gain) loss	(24,125)	(25,186)
Unrecognized prior service cost	(178)	(326)
Gross amount	(24,303)	(25,512)
Deferred tax liability (asset)	6,561	10,205
Net amount	$ (17,742)	$ (15,307)